ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	$ 21,718	$ (44,365)
Unrealized gain (loss) on derivatives	(2,902)	778
Retirement obligations	5,058	(17,054)
Foreign currency translation	(21)	(31)
Total	13,737	(26,564)
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on investment securities	70	1,724
Unrealized gain (loss) on derivatives	432	412
Retirement obligation	(1,411)	(8,460)
Foreign currency translation	0	0
Total	(1,773)	(7,148)
Transactions Pre-tax
Unrealized gain (loss) on investment securities	21,648	(46,089)	214
Unrealized gain (loss) on derivatives	(2,470)	1,190	(229)
Retirement obligation	(3,647)	25,514	4,495
Foreign currency translation	(21)	(31)	25
Total	15,510	(19,416)	4,505
Transactions Tax-effect
Unrealized gain (loss) on investment securities	(7,865)	16,998	(81)
Unrealized gain (loss) on derivatives	919	(445)	86
Retirement obligation	1,308	(9,741)	(1,697)
Foreign currency translation	0	0	0
Total	(5,638)	6,812	(1,692)
Transactions Net of tax
Unrealized gain (loss) on investment securities	13,783	(29,091)	133
Unrealized gain (loss) on derivatives	(1,551)	745	(143)
Retirement obligation	2,339	(15,773)	(2,798)
Foreign currency translation	(21)	(31)	25
Total	9,872	(12,604)	2,813
Balances Net of tax
Unrealized gain (loss) on investment securities	(2,506)	(16,289)	12,802	12,669
Unrealized gain (loss) on derivatives	(949)	602	(143)	0
Retirement obligation	(17,904)	(15,565)	(31,338)	(34,136)
Foreign currency translation	(50)	(29)	2	(23)
Total	$ (21,409)	$ (31,281)	$ (18,677)	$ (21,490)